Borrowings and Credit Agreements - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	$ 1,719
2024	2,706
2025	3,785
2026	2,507
2027	3,379
Thereafter	37,192
Subtotal	51,288
Finance lease liabilities	1,465	$ 1,300
Total debt principal	$ 52,753	$ 56,743